INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefit [Abstract]
Unrecognized tax benefits balance, beginning of year	$ 11,568	$ 11,422
Decreases for tax positions of prior years	(2,085)	(2,370)
Increases for tax positions of current year	1,859	1,766
Foreign currency impact	(872)	750
Unrecognized tax benefits balance, end of year	10,470	11,568
Maximum possible decrease in unrecognized tax benefits	2,000	2,400
Interest and penalties	100	100
Carryforwards of Canadian capital loss	140,500	116,700
Other losses and deductible temporary differences in various tax jurisdictions	203,500	165,200
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 321,400	$ 141,600